Commitments and Contingencies (Schedule of Changes in Asset Retirement Obligations) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Asset Retirement Obligation [Roll Forward]
Beginning Balance	$ 50.6	$ 46.4	$ 45.9
Accretion expense	1.6	2.9	2.5
Currency translation	0.5	1.1	(2.0)
Ending balance	52.7	50.6	46.4
Additions		0.4	0
Payments		$ (0.2)	$ 0